Business Combination/Disposal of Subsidiaries (Details) - Schedule of Financial Statements - MYR (RM)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
ARB Midware Group [Member]
Business Combination/Disposal of Subsidiaries (Details) - Schedule of Financial Statements [Line Items]
Cash proceed	RM 1
Less: Cost of investment in subsidiaries	(1)
Gain/(Loss) on disposal of subsidiaries at subsidiaries’ company level
Post-acquisition reserves recognized up to the date of disposal	(305,818)
Total	(305,818)
Realisation of foreign currency translation gain reclassified from reserve
Gain/(Loss) on disposal of subsidiaries at the Group level	RM (305,818)
ARB Synergy Group [Member]
Business Combination/Disposal of Subsidiaries (Details) - Schedule of Financial Statements [Line Items]
Cash proceed		RM 1
Less: Cost of investment in subsidiaries		(1)
Gain/(Loss) on disposal of subsidiaries at subsidiaries’ company level
Pre-acquisition reserves recognized upon acquisition		(47,799)
Post-acquisition reserves recognized up to the date of disposal		54,764
Total		6,965
Realisation of foreign currency translation gain reclassified from reserve		(787)
Gain/(Loss) on disposal of subsidiaries at the Group level		RM 6,178